Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
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Charges for Share-based Incentive Plans	Charges for share-based incentive plans were as follows:

	2018 £m	2017 £m	2016 £m
Share-based payments (note 5)	84.8	105.0	106.5

Movement on Ordinary Shares Granted for Significant Restricted Stock Plans

Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2018 number m	Granted number m	Lapsed number m	Vested number m	Non-vested 31 December 2018 number m
Executive Performance Share Plan (EPSP)	9.1	0.7	(1.1)	(2.0)	6.7
Performance Share Awards (PSA)	1.9	1.4	(0.1)	(0.9)	2.3
Leaders, Partners and High Potential Group	6.8	4.8	(0.7)	(1.8)	9.1

Weighted average fair value (pence per share):
Executive Performance Share Plan (EPSP)	1,368p	814p	1,500p	1,122p	1,363p
Performance Share Awards (PSA)	1,659p	1,202p	1,522p	1,517p	1,437p
Leaders, Partners and High Potential Group	1,502p	806p	1,472p	1,426p	1,154p